Vessel in Operation - Vessels (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 216	$ 279
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,488,865
Cost, Additions	17,182
Cost, Transfer from vessels under construction	93,158
Cost, Disposals for the period	(4,634)
Cost, ending balance	1,594,571
Accumulated Depreciation, beginning balance	224,414
Accumulated Depreciation, charge for the period	29,781
Accumulated Depreciation, disposals for the period	(4,634)
Accumulated Depreciation, ending balance	249,561
Net Book Value, ending balance	1,345,010	1,264,451
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,462,136
Cost, Additions	9,873
Cost, Transfer from vessels under construction	91,858
Cost, ending balance	1,563,867
Accumulated Depreciation, beginning balance	215,024
Accumulated Depreciation, charge for the period	25,761
Accumulated Depreciation, ending balance	240,785
Net Book Value, ending balance	1,323,082	1,247,112
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	26,729
Cost, Additions	7,309
Cost, Transfer from vessels under construction	1,300
Cost, Disposals for the period	(4,634)
Cost, ending balance	30,704
Accumulated Depreciation, beginning balance	9,390
Accumulated Depreciation, charge for the period	4,020
Accumulated Depreciation, disposals for the period	(4,634)
Accumulated Depreciation, ending balance	8,776
Net Book Value, ending balance	$ 21,928	$ 17,339